Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amount and fair value of the financial instruments
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Carrying amounts		Fair values
	As of December 31,		As of December 31,
	2020	2021	2020	2021
	HK$	HK$	HK$	HK$
Financial assets
Financial assets at fair value through profit or loss	1,377,856,715	2,574,695,685	1,377,856,715	2,574,695,685
Derivative financial asset	1,023,902,566	969,894,519	1,036,169,019	968,386,750
Stock loan	878,483,400	211,331,400	878,483,400	211,331,400

	3,280,242,681	3,755,921,604	3,292,509,134	3,754,413,835

Financial liabilities
Derivative financial liability	12,954,313	13,752,673	12,954,313	13,752,673

Disclosure of detailed information about in unobservable inputs to valuation of financial instruments explanatory
Below is summary of significant unobservable inputs t
o
 valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2020:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input
Unlisted equity investment Investment B	Multiple/ EVA	Equity volatility	63.61%	5% increase/decrease in volatility results in decrease/increase in fair value by 3.5%/3.3%
Unlisted equity investment Investment C	Multiple/ EVA	Equity volatility	39.64%	5% increase/decrease in volatility results in decrease/increase in fair value by 0.9%/0.9%

		Average P/E multiple of peers	10.4	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.7%/4.7%

Derivative financial asset	MCS	Volatility of Underlying Assets	46.03%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.23%/0.11%

		Credit rating	BB	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.02%

				One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.16%

Derivative financial liability	Binomial option pricing model	Volatility	56.58%	5% increase/decrease in volatility results in increase/decrease in fair value by 1.63%/1.66%

		Discount rate	9.77%	5% increase/decrease in credit spread results in increase/decrease in fair value by 8.22%/9.41%

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2021:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input
Unlisted equity investment Investment B	Multiple/EVA	Equity volatility	75.29%	5% increase/decrease in volatility results in decrease/increase in fair value by 0%/ 0%

		Median Forward P/E multiple of peers	2.10	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 0%/ 1.9%

Unlisted equity investment Investment C	Multiple/EVA	Equity volatility	48.52%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.3%/1.3%

		Median Forward P/E multiple of peers	18.97	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.2%/4.3%

Unlisted equity investment Investment E	Multiple/EVA	Average P/E multiple of peers	61.29	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.0%/5.0%

		Discount of lack of marketability	45%	5% increase/decrease in discount of lack of marketability results in decrease/increase in fair value by 4.1%/4.1%

Unlisted equity investment Investment G	Net Asset Value Method	Net Asset Value	Note (a)	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%

Derivative financial asset	MCS	Volatility of Underlying Assets	35.95%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.06%
Derivative financial liability	Binomial option pricing model	Volatility	46.21%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.07%/0.13%

		Discount rate	12.52%	5% increase/decrease in discount rate results in decrease/increase in fair value by 0.70%/0.71%

Note:

a.
The fair value is derived from the net asset value of Investment G that is mostly attributable from its underlying property investments with their fair value being measured by income approach. The directors of the Company considered that remaining assets or liabilities in Investment G are not significant to the amount of overall investment and approximated to their fair value.

Disclosure of fair value measurement of assets explanatory
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2020
Financial assets at fair value through profit or loss	185,435,750	892,565,280	299,855,685	1,377,856,715
Stock loan	878,483,400	—	—	878,483,400

	1,063,919,150	892,565,280	299,855,685	2,256,340,115
Derivative financial asset	—	—	1,023,902,566	1,023,902,566

	1,063,919,150	892,565,280	1,323,758,251	3,280,242,681

As of December 31, 2021
Financial assets at fair value through profit or loss	844,075,860	21,525,064	1,709,094,761	2,574,695,685
Stock loan	211,331,400	—	—	211,331,400

	1,055,407,260	21,525,064	1,709,094,761	2,786,027,085
Derivative financial asset	—	—	969,894,519	969,894,519

	1,055,407,260	21,525,064	2,678,989,280	3,755,921,604

Disclosure of Fair Value Measurement of Liabilities Explanatory
Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$

As of December 31, 2020
Derivative financial liabilities	—	—	12,954,313	12,954,313

As of December 31, 2021
Derivative financial liabilities	—	—	13,752,673	13,752,673

Schedule of detailed information about in fair value measurement level 3
The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Unlisted equity shares at fair value through profit or loss:
At January 1,	281,241,909	322,697,916	299,855,685
Addition	—	—	163,180,000
Transfer	—	—	1,120,244,487
Disposal	—	—	(196,036,584)
Net fair value changes recognized in profit or loss	41,456,007	(22,842,231)	321,851,173

At December 31,	322,697,916	299,855,685	1,709,094,761

The total profits for the year included an unrealized gain of HK$315,852,726 relating to level 3 financial assets at FVTPL that are measured at fair value held as at December 31, 2021 (Unrealized gain of HK$41,456,007 and unrealized loss of HK$22,842,231 as at December 31, 2019 and 2020, respectively). Fair value gains or losses on financial assets at FVTPL are included in the “Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets) and stock loan” line item.

For the year ended December 31, 2019
HK$
Warrants at fair value through profit or loss:
At January 1,	—
Issued	15,699,600
Exercised	(15,699,600)

At December 31,	—

	For the year ended December 31,
	2020	2021
	HK$	HK$
Derivative financial asset (Note 14):
At January 1,	1,165,220,000	1,023,902,566
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	(41,782,951)	14,591,113
Net fair value gains recogni z ed in profit or loss	413,088,277	(68,599,160)
Gain related to disposed investment	106,059,881	—
Partial settlement	(618,682,641)	—

At December 31,	1,023,902,566	969,894,519

	For the year ended December 31,
	2020	2021
	HK$	HK$
Derivative financial liability (Note 23):
At January 1,	20,813,810	12,954,313
Net fair value changes recognized in profit or loss	(7,765,148)	798,360
Exchange alignment	(94,349)	—

At December 31,	12,954,313	13,752,673